INCOME TAX AND DEFERRED TAX ASSETS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX AND DEFERRED TAX ASSETS
Current	$ 22,720	$ 206
Deferred tax adjustment	10,180	101,166
Total income tax	$ 32,900	$ 101,372